Pro forma financial information	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Pro Forma [Member]
Pro forma financial information

(15) Pro forma financial information

The unaudited pro forma financial information reflects the effects of the recapitalization transactions and the IPO on the allocation of pro forma net income between noncontrolling interests and Planet Fitness, Inc. for the quarter ended March 31, 2015. After the recapitalization transactions and the IPO, Planet Fitness, Inc. held a 37.1% economic ownership in Pla-Fit Holdings, LLC, and as such, 62.9% of pro forma net income is attributable to the noncontrolling interests.

The unaudited pro forma financial information also reflects an adjustment to the provision for income taxes to reflect an effective tax rate of 39.4%, applied to the 37.1% portion of income before taxes, excluding income from variable interest entities, that represents the economic interest in Pla-Fit Holdings, LLC held by Planet Fitness Inc. upon completion of recapitalization transactions and the IPO. The unaudited pro forma financial information also reflects an effective tax rate of 2.5% applied to noncontrolling interests representing the remaining 62.9% portion of income before taxes, excluding income from variable interest entities, related to Pla-Fit Holdings, LLC. The sum of these amounts represents total pro forma provision for income taxes of $1,190 for the quarter ended March 31, 2015.

The unaudited pro forma net income per share has been prepared using pro forma net income, as set forth above, which reflects the pro forma effects on provision for income taxes and the allocation of pro forma net income between noncontrolling interests and Planet Fitness, Inc., resulting from the recapitalization transactions and the IPO divided by pro forma weighted average shares outstanding, which includes Class A common stock of Planet Fitness, Inc. outstanding after the recapitalization transactions and the IPO.

Quarter ended March 31, 2015
Pro forma net income attributable to Planet Fitness, Inc.	$1,415

Pro forma weighted average shares of Class A common stock—basic and diluted	36,598

Pro forma net income per share—basic and diluted	$0.04

(22) Pro forma financial information (unaudited)

The unaudited pro forma financial information reflects the effects of the recapitalization transactions and the IPO on the allocation of pro forma net income between noncontrolling interests and Planet Fitness, Inc. for the year ended December 31, 2015. After the recapitalization transactions and the IPO, Planet Fitness Inc. held a 37.1% economic ownership in Pla-Fit Holdings, LLC, and as such, 62.9% of pro forma net income is attributable to the noncontrolling interests.

The unaudited pro forma financial information also reflects an adjustment to the provision for income taxes to reflect an effective tax rate of 39.4%, applied to the 37.1% portion of income before taxes, excluding income from variable interest entities, that represents the economic interest in Pla-Fit Holdings, LLC held by Planet Fitness Inc. upon completion of recapitalization transactions and the IPO. The unaudited pro forma financial information also reflects an effective tax rate of 2.5% applied to noncontrolling interests representing the remaining 62.9% portion of income before taxes, excluding income from variable interest entities, related to Pla-Fit Holdings, LLC. The sum of these amounts represents total pro forma provision for income taxes of $10,036 for the year ended December 31, 2015.

The unaudited pro forma net income per share has been prepared using pro forma net income, as set forth above, which reflects the pro forma effects on provision for income taxes and the allocation of pro forma net income between noncontrolling interests and Planet Fitness, Inc., resulting from the recapitalization transactions and the IPO divided by pro forma weighted average shares outstanding which includes Class A common stock of Planet Fitness, Inc. outstanding after the recapitalization transactions and the IPO.

Year ended December 31, 2015
Pro forma net income attributable to Planet Fitness, Inc.	$6,405

Pro forma weighted average shares of Class A common stock—basic and diluted	36,598

Pro forma net income per share—basic and diluted	$0.17